Segment Information (Details) - Mountain Lake Acquisition Corp. - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Segment CODM, description	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
Individual title name	srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember
Number of reportable segment	1	1